WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of warrant activity

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2023	3,141	$0.015
Granted	–	–
Exercised	–	–
Expired	(1)	0.0146
Balance at December 31, 2023	3,140	0.015
Warrants Exercisable at December 31, 2023	3,140	$0.015

	Number of Warrants	Weighted Average Exercise Price
Balance at January 1, 2022	3,259	$0.02
Granted	–	–
Exercised	–	–
Expired	(118)	0.146
Balance at December 31, 2022	3,141	0.015
Warrants Exercisable at December 31, 2022	3,141	$0.015